Loan Receivable from Third Parties	12 Months Ended
Dec. 31, 2025
Loan Receivable from Third Parties [Abstract]
Loan Receivable from Third Parties

7. Loan Receivable from Third Parties

	As of December 31, 2025	As of December 31, 2024
Loan receivable from third parties, current	17,653,965	-
Loan receivable from third parties, non-current	-	443,787
Total	$17,653,965	$443,787

The Company entered into the following loan agreements with third parties:

1. On February 10, 2022, the Company entered into a loan agreement with Shenzhen Yifangda Technology Co., Ltd., which was subsequently renewed and extended to February 10, 2026. The loan is interest-free and repayable on demand or within the contractual term. As of December 31, 2025 and 2024, the outstanding balance was $100,100 (RMB 700,000) and $95,900 (RMB 700,000), respectively. The outstanding balance was fully repaid by the borrower on February 10, 2026.

2. On April 2, 2022, the Company entered into a loan agreement with Beijing Fengqi Tianxia Network Technology Co., Ltd. The loan carried an annual interest rate of 12% and became past due upon maturity. The Company initiated legal enforcement proceedings and obtained a favorable judgment. The borrower made partial repayments but subsequently defaulted on the remaining balance. During the year ended December 31, 2025, the Company wrote off the outstanding balance after assessing the likelihood of recovery based on available information. As of December 31, 2025 and 2024, the outstanding balance was $nil and $73,751 (RMB 538,333), respectively.

3. During the period from November 30, 2024 to March 4, 2025, the Company entered into multiple loan agreements with Guixi Yihang Enterprise Services Co., Ltd. These loans are interest-free and repayable on demand or within the contractual terms. The borrower made repayments during the year, although additional loans were also extended, resulting in an overall increase in the outstanding balance. As of December 31, 2025 and 2024, the outstanding balance was $421,993 (RMB 2,951,000) and $143,986 (RMB 1,051,000), respectively.

4. On December 25, 2024, the Company entered into a loan agreement with Dongguan Tiankuo Labor Dispatch Co., Ltd. The loan is interest-free and repayable on demand or within the contractual term. The borrower made partial repayments during 2024. As of December 31, 2025, the loan remained outstanding and within its contractual term. As of December 31, 2025 and 2024, the outstanding balance was $135,850 (RMB 950,000) and $130,150 (RMB 950,000), respectively.

5. On December 15, 2025, the Company entered into a loan agreement with Xinyi International Group Ltd., pursuant to which the Company provided a loan in the principal amount of $8,496,022. The loan is non-interest-bearing, has a contractual term of 12 months, and may be prepaid at any time without penalty. As of December 31, 2025, the loan remained outstanding and was not yet due. Management has evaluated the expected credit losses considering the borrower’s financial condition, the short-term nature of the loan, and the absence of any past-due or default indicators, and concluded that no allowance for credit losses is required as of December 31, 2025

6. On December 15, 2025, the Company entered into a loan agreement with Hesheng International Group Ltd., pursuant to which the Company provided a loan in the principal amount of $8,500,000. The loan is non-interest-bearing, has a contractual term of 12 months, and may be prepaid at any time without penalty. As of December 31, 2025, the loan remained outstanding and was not yet due. Management has evaluated the expected credit losses considering the borrower’s financial condition, the short-term nature of the loan, and the absence of any past-due or default indicators, and concluded that no allowance for credit losses is required as of December 31, 2025

All borrowers are third parties and are not related parties of the Company.

The following table summarizes the loan balance as of December 31, 2025:

Borrower	Principal (USD)	Interest Rate	Maturity Date	Status
Shenzhen Yifangda Technology Co.	100,100.00	-%	February 10, 2026	Current, fully repaid on maturity date
Guixi Yihang Enterprise Services Co., Ltd.	421,993.00	-%	November 30, 2026-December 31, 2026	Current
Dongguan Tiankuo Labor Dispatch Co.	135,850.00	-%	December 25, 2026	Current
Xinyi International Group., Ltd.	8,496,022.00	-%	December 16, 2026	Current
Hesheng International Group., Ltd.	8,500,000.00	-%	December 16, 2026	Current